                    PRINCIPAL INVESTORS FUND, INC.

                    STRATEGIC ASSET MANAGEMENT PORTFOLIOS PROFILE

                    ADVISORS SIGNATURE

                                    THE DATE OF THIS PROFILE IS OCTOBER 29, 2007


This Profile summarizes key information about the Strategic Asset Management Portfolios that are included in the Fund's prospectus. The Fund's prospectus includes additional information about the Strategic Asset Management Portfolios, including a more detailed description of the risks associated with investing in these Portfolios that you may want to consider before you invest. You may obtain the prospectus and other information about the Portfolios at no cost by calling 1-800-547-7754. The prospectus is also available at www.principal.com.


MAIN STRATEGIES FOR THE PORTFOLIOS
In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge's outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:
.. short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
.. other short-term fixed-income securities rated A or higher by Moody's
  Investors Services, Inc. (''Moody's''), Fitch Ratings (''Fitch''), or Standard & Poor's (''S&P'') or, if unrated, of comparable quality in the opinion of Edge;
.. commercial paper, including master notes;
.. bank obligations, including negotiable certificates of deposit, time deposits, and bankers' acceptances; and
.. repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio's assets, Edge will generally consider, among other things, the following factors:

 Federal Reserve         Government budget       State and federal fiscal
 monetary policy         deficits                policies
 Consumer debt           Tax policy              Trade pacts
 Corporate profits       Demographic trends      Interest rate changes
 Governmental
 Elections               Mortgage demand         Business confidence
 Employment trends       Business spending       Geopolitical risks
                         Inflationary
 Consumer spending       pressures               Wage and payroll trends
 Currency flows          Housing trends          Investment flows
 Commodity prices        GDP growth              Import prices
                         Historical financial
 Yield spreads           market returns          Factory capacity utilization
                                                 Market capitalization relative
 Stock market volume     Inventories             values
 Capital goods
 expenditures            Investor psychology     Productivity growth
 Historical asset
 class returns           Technology trends       Asset class correlations
 Cyclical and secular    Risk/return
 economic trends         characteristics         Business activity
                                                 Performance attribution by
 Volatility analysis     Stock valuations        allocation and sector
 Consumer confidence



The discussion of each Portfolio's and Underlying Fund's principal investment strategies includes some of the principal risks of investing in such a portfolio or fund. You can find a more detailed description of these and other principal risks of an investment in each Portfolio or Underlying Fund under ''Certain Investment Strategies and Related Risks.''


MAIN RISKS
There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio's shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio's investments are invested in the Underlying Funds and, as a result, the Portfolio's performance is directly related to their performance. A Portfolio's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio's broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio's overall price swings. However, the Portfolio's share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.


Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them. The greater the investment by each Portfolio in Underlying Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

  . Equity Securities Risk                              . Growth Stock Risk         . Value Stock Risk
                                                        .Market Segment
  . Derivatives Risk                                      (LargeCap) Risk           . Exchange Rate Risk
  . Active Trading Risk                                 . Underlying Fund Risk

The greater the investment by each Portfolio in Underlying Funds that invest primarily in bonds, or other forms of fixed-income securities, the greater the potential exposure to the following risks:

                           .
                             Municipal Securities
  . Fixed-Income Risk        Risk                  . Portfolio Duration Risk
  .U.S. Government                                 .
    Securities Risk        . Prepayment Risk         High Yield Securities Risk
  .U.S. Government         .Real Estate
    Sponsored Securities     Securities Risk       .Eurodollar and Yankee
    Risk                                             Obligations Risk



The greater the investment by each Portfolio in Underlying Funds that invest in foreign investments, the greater the exposure to the following risks:

  .Foreign Securities
    Risk                   . Exchange Rate Risk      . Small Company Risk
  . Market Segment Risk    . Derivatives Risk



Each Portfolio is also subject to the following risks:



PAYMENT IN KIND LIQUIDITY RISK . Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.



CONFLICT OF INTEREST RISK . The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.


Edge has provided investment advice to each SAM Portfolio since the inception of the Portfolios.


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-547-7754.

As of October 31, 2006, the Portfolios' assets were allocated among the Underlying Funds as follows:

                                  FLEXIBLE           CONSERVATIVE                             CONSERVATIVE           STRATEGIC
                                   INCOME              BALANCED            BALANCED              GROWTH               GROWTH
 UNDERLYING FUND /(1)/            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
  REIT Fund                          1.07%               2.19%                3.27%               4.33%                 4.33%
  Equity Income Fund                 4.59                9.15                12.18               16.13                 17.09
  Growth & Income Fund               6.16                8.10                12.12               16.04                 17.03
  West Coast Equity Fund             1.32                4.00                 6.01                7.84                  8.88
  MidCap Stock Fund                  2.88                3.43                 5.10                6.57                  8.04
  Growth Fund                        7.35                9.93                15.87               19.66                 23.02
  SmallCap Value Fund                1.13                1.23                 2.05                2.82                  3.03
  SmallCap Growth Fund               1.08                1.13                 1.87                2.61                  2.81
  International Growth Fund                              5.40                 8.25               10.21                 11.70
  Short Term Income Fund            11.72                5.56                 0.94
  U.S. Government Securities
  Fund                              31.06               26.06                17.04                7.30
  Income Fund                       24.76               17.72                10.26                3.88
  High Yield Fund                    6.56                5.75                 4.55                2.52                  4.03
  Other Assets                       0.32                0.35                 0.49                0.09                  0.04
                       TOTAL       100.00%             100.00%              100.00%             100.00%               100.00%
 ///(1)/
  As of October 31, 2006, each of the Underlying Funds was a series of WM Group of Funds ("WMA"). Each of those WMA Underlying
  Funds has been combined into a series of Principal Investors Fund ("PIF") as follows:

         WMA ACQUIRED FUNDS                 PIF ACQUIRING FUNDS
   Equity Income Fund                 Equity Income Fund I
   Growth Fund                        LargeCap Growth Fund
   Growth & Income Fund               Disciplined LargeCap Blend Fund
   High Yield Fund                   High Yield Fund II
   Income Fund                        Income Fund
   International Growth Fund          Diversified International Fund
   Mid Cap Stock Fund                 MidCap Stock Fund
   Money Market Fund                 Money Market Fund
   REIT Fund                          Real Estate Securities Fund
   Short-Term Income Fund             Short-Term Income Fund
   Small Cap Growth Fund              SmallCap Growth Fund
   Small Cap Value Fund               SmallCap Value Fund
   U.S. Government Securities Fund    Mortgage Securities Fund
   West Coast Equity Fund             West Coast Equity Fund



OTHER COMMON RISKS . Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks associated with such investments including:

  .Fixed-Income            .U.S. Government
    Securities Risk          Securities Risk           . Derivatives Risk



HISTORICAL PERFORMANCE
A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio's total return has varied year-by-year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio's investment return is net of the operating expenses of each of the Underlying Funds.

                           FLEXIBLE INCOME PORTFOLIO

OBJECTIVE: The Portfolio seeks to provide a high level of total return
          (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity and Fixed-Income Funds (including the underlying Money Market Fund).

The Portfolio generally invests no more than 30% of its net assets in underlying equity funds.


The Portfolio may invest:
.. Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph,
.. Up to 30% of its assets in each of the following underlying Equity Funds: Real
  Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value and SmallCap Growth.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SIGNATURE CLASS)/(1) /

1997    9.89
1998    8.94
1999    8.33
2000    4.92
2001    4.21
2002    0.90
2003    11.93
2004    5.57
2005    2.49
2006    6.50



 LOGO

 The year-to-date return as of September 30, 2007 for the Advisors Signature
 Class is 4.26%.
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q2 '03                                      6.10%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '02                                    -2.04%


 AVERAGE ANNUAL TOTAL RETURNS (%) /(1)/

  FOR THE PERIOD ENDED 12/31/06                                        1 YEAR               5 YEARS                10 YEARS
 ADVISORS SIGNATURE CLASS .....................................          7.09                 6.85                   5.92
 Lehman Brothers Aggregate Bond Index /(//2//)/ ...............          5.14                 4.13                   5.97
 S&P 500 Index /(//2//)/ ......................................         16.44                15.45                   6.57
 20% S&P Index and 80% Lehman Brothers Aggregate Bond Index
 /(//2//)/.....................................................          7.47                 6.49                   6.36
 Morningstar Conservative Allocation Category Average                    8.52                 8.04                   5.13
 ///(1)/
  The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on
  July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 ///(//2//)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Portfolio's performance, see "Risk/Return Summary - Investment Results."

                        CONSERVATIVE BALANCED PORTFOLIO

OBJECTIVE: The Portfolio seeks to provide a high level of total return
          (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity Funds and Fixed-Income Funds (including the underlying Money Market
Fund).

The Portfolio invests between 40% and 80% of its net assets in a combination of underlying Fixed-Income Funds (including the underlying Money Market Fund) and between 20% and 60% of its net assets in underlying Equity Funds.


Subject to the limits in the prior paragraph, the Portfolio may invest:
.. Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and
.. Up to 30% of its assets in each of the following underlying Equity Funds: Real
  Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SIGNATURE CLASS) /(1)/

1997    7.98
1998    5.02
1999    1.74
2000    3.84
2001    2.21
2002    -3.03
2003    15.82
2004    7.23
2005    3.64
2006    8.46



LOGO

The year-to-date return as of September 30, 2007 for the Advisors Signature
Class is 6.38%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      7.96%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -4.84%

 AVERAGE ANNUAL TOTAL RETURNS (%) /(1)/

  FOR THE PERIOD ENDED 12/31/06                                        1 YEAR               5 YEARS                10 YEARS
 ADVISORS SIGNATURE CLASS......................................         10.44                 9.20                   5.28
 Lehman Brothers Aggregate Bond Index /(//2//)/ ...............          5.14                 4.13                   5.97
 S&P 500 Index /(//2//)/ ......................................         16.44                15.45                   6.57
 40% S&P Index and 60% Lehman Brothers Aggregate Bond Index
 /(//2//)/.....................................................          9.78                 8.80                   6.62
 Morningstar Conservative Allocation Category Average                    8.52                 8.04                   5.13
 ///(1)/
  The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on
  July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 ///(//2//)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Portfolio's performance, see "Risk/Return Summary - Investment Results."

                               BALANCED PORTFOLIO

OBJECTIVE: The Portfolio seeks to provide as high a level of total return
          (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity Funds and Fixed-Income Funds.

The Portfolio invests between at least 30% and no more than 70% of its net assets in underlying Equity Funds and at least 30% and no more than 70% of its net assets in underlying Fixed-Income funds and the Money Market Fund.


Subject to the limits in the prior paragraph, the Portfolio may invest:
.. Up to 40% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and
.. Up to 30% of its assets in each of the following underlying Equity Funds: Real
  Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SIGNATURE CLASS SHARES) /(1)/

1997    9.99
1998    15.82
1999    26.68
2000    0.03
2001    -0.66
2002    -9.56
2003    21.16
2004    9.04
2005    4.98
2006    10.09



LOGO

The year-to-date return as of September 30, 2007 for the Advisors Signature
Class is 8.09%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '99                                     15.38%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -8.83%

 AVERAGE ANNUAL TOTAL RETURNS (%) /(1)/

  FOR THE PERIOD ENDED 12/31/06                                        1 YEAR               5 YEARS                10 YEARS
 ADVISORS SIGNATURE CLASS......................................         13.48                11.76                   7.85
 Lehman Brothers Aggregate Bond Index /(//2//)/ ...............          5.14                 4.13                   5.97
 S&P 500 Index /(//2//)/ ......................................         16.44                15.45                   6.57
 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index
 /(//2//)/ ....................................................         12.04                11.07                   6.74
 Morningstar Moderate Allocation Category Average .............         12.89                11.69                   6.20
 ///(1)/
  The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on
  July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 ///(//2//)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Portfolio's performance, see "Risk/Return Summary - Investment Results."

                         CONSERVATIVE GROWTH PORTFOLIO

OBJECTIVE: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity Funds and Fixed-Income Funds (including the underlying Money Market
Fund).

The Portfolio generally invests at least 60% of its net assets in underlying Equity Funds.


The Portfolio may invest:
.. Up to 30% of its assets in each of the following underlying Fixed-Income
  Funds: Short-Term Income, Mortgage Securities, Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph.
.. Up to 40% of its assets in each of the following underlying Equity Funds: Real
  Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SIGNATURE CLASS SHARES)/(1) /

1997    8.38
1998    18.51
1999    39.97
2000    -3.13
2001    -4.36
2002    -15.83
2003    26.80
2004    10.72
2005    6.04
2006    11.64



LOGO

The year-to-date return as of September 30, 2007 for the Advisors Signature
Class is 9.72%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '99   22.10%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '01 AND Q3 '02                            -12.73%

 AVERAGE ANNUAL TOTAL RETURNS (%) /(1)/

  FOR THE PERIOD ENDED 12/31/06                                           1 YEAR              5 YEARS               10 YEARS
 ADVISORS SIGNATURE CLASS.........................................        16.31                14.27                  8.54
 Lehman Brothers Aggregate Bond Index /(//2//)/ ..................         5.14                 4.13                  5.97
 S&P 500 Index /(//2//)/ .........................................        16.44                15.45                  6.57
 80% S&P 500 Index and 20% Lehman Brothers Aggregate Bond Index
 /(//2//)/........................................................        14.26                13.29                  6.72
 Morningstar Moderate Allocation Category Average ................        12.89                11.69                  6.20
 ///(1)/
  The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on
  July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 ///(//2//)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Portfolio's performance, see "Risk/Return Summary - Investment Results."

                           STRATEGIC GROWTH PORTFOLIO

OBJECTIVE: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a high level of capital growth, and a corresponding level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio operates as a fund of funds and invests principally in underlying Equity Funds and Fixed-Income Funds (including the underlying Money Market
Fund).

The Portfolio generally invests at least 75% of its net assets in underlying Equity Funds.


The Portfolio may invest:
  . Up to 25% of its assets in each of the following underlying Fixed-Income
    Funds: Short-Term Income, Income, High Yield II and Money Market Funds; and, subject to the limits in the prior paragraph,
  . Up to 50% of its assets in each of the following underlying Equity Funds:
    Real Estate Securities, Equity Income I, Disciplined LargeCap Blend, West Coast Equity, MidCap Stock, LargeCap Growth, SmallCap Value, SmallCap Growth and Diversified International Funds.

The Portfolio may also invest in U.S. Government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and derivatives.


 CALENDAR YEAR TOTAL RETURNS (%) AS OF 12/31 EACH YEAR (ADVISORS SIGNATURE CLASS SHARES) /(1) /

1997    12.06
1998    22.28
1999    44.46
2000    -4.55
2001    -6.81
2002    -20.93
2003    31.19
2004    11.84
2005    6.84
2006    12.56


LOGO

The year-to-date return as of September 30, 2007 for the Advisors Signature
Class is 10.49%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '99                                     25.18%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -16.76%

 AVERAGE ANNUAL TOTAL RETURNS (%) /(1)/

  FOR THE PERIOD ENDED 12/31/06                                   1 YEAR                 5 YEARS                  10 YEARS
 ADVISORS SIGNATURE CLASS................................          17.78                  16.03                     8.82
 Lehman Brothers Aggregate Bond Index /(//2//)/ .........           5.14                   4.13                     5.97
 S&P 500 Index /(//2//)/ ................................          16.44                  15.45                     6.57
 Russell 3000 Index /(//2//)/ ...........................          16.52                  16.18                     6.83
 Morningstar Large Blend Category Average ...............          16.48                  14.72                     6.29
 ///(1)/
  The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on
  July 25, 1996. The Portfolio's performance between 1996 and 1999 benefited from the agreement of the Portfolio's previous adviser and its affiliates to limit the Portfolio's expenses.
 ///(//2//)/ Index performance does not reflect deductions for fees, expenses or taxes.
  For further information about the Portfolio's performance, see 'Risk/Return Summary - Investment Results."

FEES AND EXPENSES OF THE PORTFOLIOS
The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Advisors Signature Class shares of the Strategic Asset Management Portfolios during the fiscal year ended October 31, 2006. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Strategic Asset Management Portfolios through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2006.

                                                                ANNUAL FUND OPERATING EXPENSES
                                                                          (ESTIMATED)
                                                                      EXPENSES THAT ARE
                                                                  DEDUCTED FROM FUND ASSETS)
                                                                                                      ACQUIRED
                                                                                                        FUND         TOTAL
                                                                                                    ("UNDERLYING    ANNUAL
                                                                  GROSS                   NET FEES     FUND")        FUND
                                   MANAGEMENT  12B-1    OTHER    FEES AND     EXPENSE       AND       FEES AND     OPERATING
  ADVISORS SIGNATURE CLASS SHARES     FEES     FEES   EXPENSES*  EXPENSES  REIMBURSEMENT  EXPENSE     EXPENSES     EXPENSES
 Flexible Income Portfolio           0.31%     0.35%    0.53%     1.19%        0.00%       1.19%       0.56%         1.75%
 Conservative Balanced Portfolio     0.31      0.35     0.53      1.19         0.00        1.19        0.59          1.78
 Balanced Portfolio                  0.31      0.35     0.53      1.19         0.00        1.19        0.62          1.81
 Conservative Growth Portfolio       0.31      0.35     0.53      1.19         0.00        1.19        0.66          1.85
 Strategic Growth Portfolio          0.31      0.35     0.53      1.19         0.00        1.19        0.68          1.87

 * Other Expenses Includes:
    Service Fee..................                       0.25%
    Administrative Service Fee...                       0.28



EXAMPLE
The examples below are intended to help you compare the cost of investing in the Portfolios with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold your shares at the end of the periods shown. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                       ADVISORS SIGNATURE CLASS SHARES
 ------------------------------------------------------------------------------
                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------
                                          1     3       5      10
 FLEXIBLE INCOME
 PORTFOLIO                             $178  $551  $  949  $2,062
 CONSERVATIVE BALANCED
 PORTFOLIO                              181   560     964   2,095
 BALANCED PORTFOLIO                     184   569     980   2,127
 CONSERVATIVE GROWTH
 PORTFOLIO                              188   582   1,001   2,169
 STRATEGIC GROWTH
 PORTFOLIO                              190   588   1,011   2,190



(C) 2007 Morningstar, Inc. All Rights Reserved. Part of the investment data contained herein includes Morningstar peer group comparisons, ratings, holdings and other data from its mutual fund and variable annuity databases and: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


MANAGER
Principal Management Corporation ("Principal") serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392-2080.

SUB-ADVISOR
Principal has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

SUB-ADVISOR: Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.)
         ("Edge") is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 1201 Third Avenue, 8th Floor, Seattle, WA 98101.

DAY-TO-DAY MANAGEMENT


MICHAEL D. MEIGHAN, CFA . Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, was responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.



RANDALL L. YOAKUM, CFA . Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1999. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.